Earnings per Share - Schedule of Basic and Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income (loss)	$ 70,093	$ 24,126	$ (8,606)	$ (25,989)	$ 94,219	$ (34,595)	$ (43,538)	$ (118,548)
Less: net (income) loss attributable to ProFrac Predecessor	(56,157)		8,478		(79,867)	34,476
Less: net loss attributable to noncontrolling interests	8,704		$ 128		8,288	119
Less: net income attributable to redeemable noncontrolling interests	(16,082)				(16,082)
Net Income (loss) attributable to ProFrac Predecessor	$ 6,558				$ 6,558		$ (42,420)	$ (117,405)
Denominator:
Weighted average shares used in computing basic earnings per Class A share	40,123,000				40,123,000
Weighted average Class A shares used for diluted EPS computation	40,145,000				40,145,000
Basic EPS - Class A Common Stock	$ 0.16				$ 0.16
Diluted EPS - Class A Common Stock	$ 0.16				$ 0.16
Common Class A [Member]
Numerator:
Net income (loss)	$ 70,093			(8,606)	$ 94,219	(34,595)
Less: net (income) loss attributable to ProFrac Predecessor	(56,157)			8,478	(79,867)	34,476
Less: net loss attributable to noncontrolling interests	8,704			$ 128	8,288	$ 119
Less: net income attributable to redeemable noncontrolling interests	(16,082)				(16,082)
Net Income (loss) attributable to ProFrac Predecessor	$ 6,558				$ 6,558
Denominator:
Weighted average shares used in computing basic earnings per Class A share	40,123				40,123
Weighted average Class A shares used for diluted EPS computation	22				22
Basic EPS - Class A Common Stock	$ 40,145				$ 40,145
Diluted EPS - Class A Common Stock	$ 0.16				$ 0.16